[redacted]

13002613

CERT NAS
File# 1-31812

Received SEC
JUL 19 2013
Washington, DC 20549

NASDAQ
THE NASDAQ OMX GROUP

Lisa Roberts
Vice President
Listing Qualifications

By Electronic Mail

July 19, 2013

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on July 19, 2013 The Nasdaq Stock Market (the "Exchange") received from ANI Pharmaceuticals, Inc. (the "Registrant") a copy of the Registrant's application on 8A 12(b)/A for the registration of the following security:

Common Stock, par value $0.0001

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

[signature]